Inventories and contracts in progress	12 Months Ended
Dec. 31, 2025
Inventories and contracts in progress
Inventories and contracts in progress

9Inventories and contracts in progress

Inventories and contracts in progress include the following:

	As of December 31,
in 000€	2025	2024	2023
Raw materials	6,776	9,007	9,061
Work in progress	4,364	4,237	4,070
Finished goods	3,764	3,158	3,266
Contracts in progress	—	590	637
Total inventories and contracts in progress	14,904	16,992	17,034

Inventory written-off on the balance sheet amounted to K€918 for the year ended December 31, 2025 (2024: K€673; 2023: K€471). The expenses recorded in Cost of Sales were K€308 for the year ended December 31, 2025 (2024: K€155; 2023: K€51).